UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York            August 4, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $106,661
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                             TITLE
                               OF                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
AGILENT TECHNOLOGIES INC     COM            00846U101    1422       70000     SH           SOLE                  70000
BARRICK GOLD CORP            COM            067901108     974       29025     SH           SOLE                  29025
AKAMAI TECHNOLOGIES INC      COM            00971T101    2621      136675     SH           SOLE                 136675
AMPHENOL CORP NEW            CL A           032095101    5746      181612     SH           SOLE                 181612
ATLAS AMER INC               COM            049167109    5382      301200     SH           SOLE                 301200
ANGLOGOLD ASHANTI LTD        SPONSORED ADR  035128206     952       26000     SH           SOLE                  26000
BANK OF AMERICA CORPORATION  COM            060505104    1583      119900     SH           SOLE                 119900
BAXTER INTL INC              COM            071813109    1589       30000     SH           SOLE                  30000
BELDEN INC                   COM            077454106    2308      138200     SH           SOLE                 138200
BIOMIMETIC THERAPEUTICS INC  COM            09064X101    4889      529153     SH           SOLE                 529153
BOSTON SCIENTIFIC CORP       COM            101137107    1562      154000     SH           SOLE                 154000
CIT GROUP INC                COM            125581108     647      301000     SH           SOLE                 301000
CIT GROUP INC                COM            125581108     860      400000         CALL     SOLE                 400000
CAMPBELL SOUP CO             COM            134429109    1177       40000     SH           SOLE                  40000
COMMSCOPE INC                COM            203372107     855       32575     SH           SOLE                  32575
CVS CAREMARK CORPORAT        COM            126650100    4388      137669     SH           SOLE                 137669
D R HORTON INC               COM            23331A109     655       70000     SH           SOLE                  70000
EXPRESS SCRIPTS INC          COM            302182100    5687       82725     SH           SOLE                  82725
GOLDCORP INC NEW             COM            380956409    1668       48000     SH           SOLE                  48000
INSITUFORM TECHNOLOGIES INC  CL A           457667103    2185      128747     SH           SOLE                 128747
JETBLUE AIRWAYS CORP         COM            477143101    1283      300400     SH           SOLE                 300400
JPMORGAN CHASE & CO          COM            46625H100    1706       50000     SH           SOLE                  50000
KROGER CO                    COM            501044101    1103       50000     SH           SOLE                  50000
LAZARD LTD                   SHS A          G54050102    4399      163423     SH           SOLE                 163423
LIMELIGHT NETWORKS INC       COM            53261M104     874      198702     SH           SOLE                 198702
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    5320      116650     SH           SOLE                 116650
MOHAWK INDS INC              COM            608190104    2592       72650     SH           SOLE                  72650
OMNICARE INC                 COM            681904108     240        9300     SH           SOLE                   9300
PHARMERICA CORP              COM            71714F104    2431      123850     SH           SOLE                 123850
RALCORP HLDGS INC NE         COM            751028101    1218       20000     SH           SOLE                  20000
RITCHIE BROS AUCTIO          COM            767744105    9223      393300     SH           SOLE                 393300
RUSH ENTERPRISES INC         CL A           781846209    2693      231143     SH           SOLE                 231143
SOTHEBYS                     COM            835898107    3093      219200     SH           SOLE                 219200
STIFEL FINL CORP             COM            860630102    6778      140950     SH           SOLE                 140950
TITAN INTL INC ILL           COM            88830M102     486       65059     SH           SOLE                  65059
TRANSDIGM GROUP INC          COM            893641100    9733      268870     SH           SOLE                 268870
TW TELECOM INC               COM            87311L104    6339      616592     SH           SOLE                 616592



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